Fees Summary	Aug. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 212,978,049.00
Previously Paid Amount	0.00
Total Fee Amount	29,412.27
Total Offset Amount	0.00
Net Fee	29,412.27
Narrative - Max Aggregate Offering Price	$ 212,978,049.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true